Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Borrowings (Table)
Navios Holdings borrowings	December 31, 2022	December 31, 2021
2022 Senior Secured Notes	—	155,000
2024 Notes	8,626	8,626
NSM Loan (incl. accrued interest $306 and $526, respectively)	—	48,879
$115.0 million NSM Loan (incl. accrued interest $571)	—	64,630
Convertible Debenture	118,833	—
Total Navios Holdings borrowings	$127,459	$277,135

Navios Logistics borrowings	December 31, 2022	December 31, 2021
2025 Logistics Senior Notes	500,000	500,000
Navios Logistics Notes Payable	7,677	12,463
2022 Navios Logistics BBVA Facility	22,530	—
2022 Navios Logistics Alpha Bank Loan	6,300	—
Navios Logistics BBVA Facility	—	12,000
Navios Logistics Alpha Bank Loan	—	7,700
Navios Logistics Santander Facility	4,125	—
Seller’s Credit Agreement for the construction of six liquid barges	8,753	11,213
Seller’s Credit Agreement for the Navios Logistics’ 2020 Fleet	10,000	15,000
Total Navios Logistics borrowings	$559,385	$558,376

Total	December 31, 2022	December 31, 2021
Total borrowings	$686,844	$835,511
Less: current portion, net	(23,544)	(130,693)
Less: deferred finance costs and discount, net	(12,090)	(18,061)
Total long-term borrowings	$651,210	$686,757

Borrowings - Principal payments (Table)

Year
2023	$23,574
2024	29,975
2025	514,124
2026	338
2027 and thereafter	118,833
Total	$686,844